UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallington Asset Management, LLC
Address:  8900 Keystone Crossing, Suite 1015
          Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Enrique Rendon
Title:    Chief Compliance Officer
Phone:    317-575-8670

Signature, Place, and Date of Signing:

      /s/ Enrique Rendon            Indianapolis, IN            April 15, 2013
      ------------------            ----------------            --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          113
                                         -----------

Form 13F Information Table Value Total:  $   233,044
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M Co.                           COM              88579Y101       5,972      56,172 SH       Sole                 56,172
AbbVie Inc.                      COM              00287Y109          20         500 SH       Sole                    500
Abbott Laboratories              COM              002824100          18         500 SH       Sole                    500
Acco Brands Corp.                COM              00081T108          20       2,953 SH       Sole                  2,953
Aflac Inc.                       COM              001055102       3,969      76,290 SH       Sole                 76,290
American Tower Corp.             COM              03027x100       4,503      58,545 SH       Sole                 58,545
Amgen Inc.                       COM              031162100       6,459      63,013 SH       Sole                 63,013
Anglogold Ashanti Ltd. (ADR)     SPONSORED ADR    035128206           9         400 SH       Sole                    400
Apple Inc.                       COM              037833100          18          40 SH       Sole                     40
BLDRS Emerging Markets 50 ADR    EMER MK 50 ADR   09348r300          39       1,000 SH       Sole                  1,000
Bank of New York Mellon Corp.    COM              064058100           7         241 SH       Sole                    241
Baxter International Inc.        COM              071813109       2,727      37,536 SH       Sole                 37,536
Berkshire Hathaway Inc. Class    CL B NEW         084670702          77         742 SH       Sole                    742
Boeing Co.                       COM              097023105         702       8,176 SH       Sole                  8,176
CBS Corp.                        CL B             124857202          14         291 SH       Sole                    291
CVS Caremark Corp.               COM              126650100       7,735     140,671 SH       Sole                140,671
Canadian Natural Resources Ltd   COM              136385101         244       7,600 SH       Sole                  7,600
Caterpillar Inc.                 COM              149123101         125       1,440 SH       Sole                  1,440
Cenovus Energy Inc.              COM              15135U109       1,438      46,388 SH       Sole                 46,388
Chevron Corp.                    COM              166764100         115         967 SH       Sole                    967
Cisco Systems Inc.               COM              17275R102       4,382     209,717 SH       Sole                209,717
Coach Inc.                       COM              189754104       5,176     103,543 SH       Sole                103,543
Colgate-Palmolive Co.            COM              194162103       7,160      60,663 SH       Sole                 60,663
Comcast Corp.                    CL A             20030n101         354       8,423 SH       Sole                  8,423
ConocoPhillips                   COM              20825C104       2,841      47,271 SH       Sole                 47,271
Cummins Inc.                     COM              231021106         162       1,400 SH       Sole                  1,400
Devon Energy Corp.               COM              25179M103           4          75 SH       Sole                     75
E.I. du Pont de Nemours & Co.    COM              263534109           1          30 SH       Sole                     30
EMC Corp.                        COM              268648102       6,398     267,824 SH       Sole                267,824
Eli Lilly & Co.                  COM              532457108         383       6,752 SH       Sole                  6,752
EnCana Corp.                     COM              292505104       1,610      82,740 SH       Sole                 82,740
Express Scripts Inc.             COM              30219G108          69       1,192 SH       Sole                  1,192
Exxon Mobil Corp.                COM              30231G102       3,946      43,795 SH       Sole                 43,795
Fifth Third Bancorp              COM              316773100          78       4,755 SH       Sole                  4,755
Firstenergy Corp.                COM              337932107          13         304 SH       Sole                    304
Freeport-McMoran Copper & Gold   COM              35671D857           4         110 SH       Sole                    110
General Electric Co.             COM              369604103       6,001     259,570 SH       Sole                259,570
General Mills Inc.               COM              370334104         148       3,000 SH       Sole                  3,000
Goldman Sachs Group Inc.         COM              38141G104       2,740      18,618 SH       Sole                 18,618
HSBC Holdings PLC (ADR)          SPON ADR NEW     404280406           6         118 SH       Sole                    118
Halliburton Co.                  COM              406216101          12         290 SH       Sole                    290
Hanesbrands Inc.                 COM              410345102         235       5,158 SH       Sole                  5,158
Home Depot Inc.                  COM              437076102       9,183     131,593 SH       Sole                131,593
Honeywell International Inc.     COM              438516106       8,084     107,284 SH       Sole                107,284
IDEX Corp.                       COM              45167R104          96       1,800 SH       Sole                  1,800
Illinois Tool Works Inc.         COM              452308109          12         200 SH       Sole                    200
Intel Corp.                      COM              458140100       4,170     190,996 SH       Sole                190,996
International Business Machine   COM              459200101       8,480      39,755 SH       Sole                 39,755
J.P. Morgan Chase & Co.          COM              46625H100          46         977 SH       Sole                    977
Johnson & Johnson                COM              478160104       5,429      66,587 SH       Sole                 66,587
Kellogg Co.                      COM              487836108         142       2,200 SH       Sole                  2,200
Kimberly-Clark Corp.             COM              494368103       6,927      70,701 SH       Sole                 70,701
Kohl's Corp.                     COM              500255104       3,477      75,383 SH       Sole                 75,383
Korea Electric Power Corp. (AD   SPONSORED ADR    500631106          37       2,700 SH       Sole                  2,700
Kroger Co.                       COM              501044101       4,964     149,794 SH       Sole                149,794
Linear Technology Corp.          COM              535678106          12         300 SH       Sole                    300
Macys Inc.                       COM              55616P104           4         100 SH       Sole                    100
Manpower Inc.                    COM              56418H100           6         105 SH       Sole                    105
Marathon Oil Corp.               COM              565849106          13         400 SH       Sole                    400
Marathon Petroleum Corp.         COM              56585A102          63         700 SH       Sole                    700
Martin Marietta Materials Inc.   COM              573284106          71         700 SH       Sole                    700
McCormick & Co. Inc.             COM NON VTG      579780206         147       2,000 SH       Sole                  2,000
MeadWestvaco Corp.               COM              583334107         356       9,804 SH       Sole                  9,804
Medtronic Inc.                   COM              585055106       3,996      85,088 SH       Sole                 85,088
Merck & Co. Inc.                 COM              58933Y105         130       2,949 SH       Sole                  2,949
MetLife Inc.                     COM              59156R108       3,050      80,230 SH       Sole                 80,230
Microsoft Corp.                  COM              594918104       5,609     196,086 SH       Sole                196,086
NV Energy Inc.                   COM              67073Y106          60       3,000 SH       Sole                  3,000
Neenah Paper Inc.                COM              640079109           1          18 SH       Sole                     18
News Corp.                       CL A             65248E104          83       2,734 SH       Sole                  2,734
Nike Inc.                        CL B             654106103         189       3,200 SH       Sole                  3,200
Norfolk Southern Corp.           COM              655844108           6          81 SH       Sole                     81
Northeast Utilities              COM              664397106          12         275 SH       Sole                    275
ONEOK Inc.                       COM              682680103          19         400 SH       Sole                    400
Oracle Corp.                     COM              68389X105       2,391      73,950 SH       Sole                 73,950
PNC Financial Services Group     COM              693475105           2          24 SH       Sole                     24
Pepsico Inc.                     COM              713448108       6,828      86,308 SH       Sole                 86,308
Phillips 66 Co.                  COM              718546104       1,229      17,559 SH       Sole                 17,559
Plum Creek Timber Co. Inc.       COM              729251108          52       1,000 SH       Sole                  1,000
Praxair Inc.                     COM              74005P104       5,361      48,059 SH       Sole                 48,059
ProShares Short S&P 500          PSHS SHRT S&P500 74347R503          12         400 SH       Sole                    400
QEP Resources Inc.               COM              74733V100       1,705      53,550 SH       Sole                 53,550
Questar Corp.                    COM              748356102       2,322      95,450 SH       Sole                 95,450
Rayonier Inc.                    COM              754907103         158       2,654 SH       Sole                  2,654
Rockwell Collins Inc.            COM              774341101          17         270 SH       Sole                    270
Rockwell International           COM              773903109          25         295 SH       Sole                    295
SPDR S&P 500 (ETF)               TR UNIT          78462F103       1,005       6,412 SH       Sole                  6,412
Schlumberger Ltd.                COM              806857108          90       1,200 SH       Sole                  1,200
Schweitzer-Mauduit Com           COM              808541106           2          49 SH       Sole                     49
Sherwin-Williams Co.             COM              824348106         110         650 SH       Sole                    650
St. Jude Medical Inc.            COM              790849103           6         155 SH       Sole                    155
Stericycle                       COM              858912108       3,354      31,590 SH       Sole                 31,590
Teva Pharmaceutical Industries   ADR              881624209       2,462      62,055 SH       Sole                 62,055
The ADT Corporation Co.          COM              00101J106         111       2,271 SH       Sole                  2,271
Transocean Ltd.                  REG SHS          H8817H100         131       2,523 SH       Sole                  2,523
Tyco International Ltd.          SHS              h89128104         146       4,575 SH       Sole                  4,575
U.S. Bancorp                     COM NEW          902973304       4,690     138,221 SH       Sole                138,221
Union Pacific Corp.              COM              907818108       6,085      42,726 SH       Sole                 42,726
United Technologies Corp.        COM              913017109       6,969      74,592 SH       Sole                 74,592
Utilities Select Sector SPDR F   SBI INT-UTILS    81369Y886          86       2,200 SH       Sole                  2,200
VF Corp.                         COM              918204108       6,209      37,015 SH       Sole                 37,015
Valero Energy Corp.              COM              91913Y100           5         110 SH       Sole                    110
Vectren Corp.                    COM              92240G101          92       2,585 SH       Sole                  2,585
Viacom Inc.                      CL B             92553p201           1          16 SH       Sole                     16
Wal-Mart Stores Inc.             COM              931142103          14         185 SH       Sole                    185
Walt Disney Co.                  COM DISNEY       254687106       8,474     149,194 SH       Sole                149,194
Wells Fargo & Co.                COM              949746101       4,363     117,939 SH       Sole                117,939
Zimmer Holdings Inc.             COM              98956P102           6          75 SH       Sole                     75
iShares S&P GSCI Commodity-Ind   UNIT BEN INT     46428R107          59       1,800 SH       Sole                  1,800
SPDR Gold Trust                  GOLD SHS         78463v107      11,854      76,742 SH       Sole                 76,742
Vanguard MSCI Emerging Markets   FTSE EMR MKT ETF 922042858       1,776      41,393 SH       Sole                 41,393
iShares MSCI EAFE Index          MSCI EAFE INDEX  464287465      11,115     188,458 SH       Sole                188,458
iShares Russell 2000 Index Fun   RUSSELL 2000     464287655       2,919      30,912 SH       Sole                 30,912